LOANS (Details 3) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 New OCC guidance	Sep. 30, 2012 New OCC guidance	Dec. 31, 2012 Consumer	Dec. 31, 2011 Consumer	Sep. 30, 2012 Consumer New OCC guidance	Dec. 31, 2012 Consumer New OCC guidance	Dec. 31, 2012 Consumer Residential First Mortgage Loans	Dec. 31, 2011 Consumer Residential First Mortgage Loans	Sep. 30, 2012 Consumer Residential First Mortgage Loans New OCC guidance	Dec. 31, 2012 Consumer Home equity loans	Dec. 31, 2011 Consumer Home equity loans	Sep. 30, 2012 Consumer Home equity loans New OCC guidance	Dec. 31, 2012 Consumer Credit cards	Dec. 31, 2011 Consumer Credit cards	Dec. 31, 2012 Consumer Individual installment and other	Dec. 31, 2011 Consumer Individual installment and other	Dec. 31, 2012 Consumer Commercial market loans	Dec. 31, 2011 Consumer Commercial market loans
LOANS
Maximum period of loan modification under Citi's short-term modification programs	12 months
Financing receivable impaired
Charge-offs	$ 17,005,000,000	$ 22,699,000,000	$ 34,149,000,000	$ (40,000,000)	$ 635,000,000			$ 635,000,000
Net reserve builds (releases)	1,908,000,000	8,525,000,000	6,517,000,000		600,000,000				0
Recorded investment in receivables reclassified to TDR as a result of new guidance issued by OCC								1,714,000,000				1,327,000,000			387,000,000
Recorded investment						29,640,000,000	30,863,000,000			20,870,000,000	19,616,000,000		2,135,000,000	1,771,000,000		4,584,000,000	6,695,000,000	1,612,000,000	2,264,000,000	439,000,000	517,000,000
Unpaid principal balance						31,783,000,000	32,418,000,000			22,062,000,000	20,803,000,000		2,727,000,000	1,823,000,000		4,639,000,000	6,743,000,000	1,618,000,000	2,267,000,000	737,000,000	782,000,000
Related specific allowance						6,941,000,000	8,885,000,000			3,585,000,000	3,987,000,000		636,000,000	669,000,000		1,800,000,000	3,122,000,000	860,000,000	1,032,000,000	60,000,000	75,000,000
Average carrying value						29,592,000,000	30,080,000,000			19,956,000,000	18,642,000,000		1,911,000,000	1,680,000,000		5,272,000,000	6,542,000,000	1,958,000,000	2,644,000,000	495,000,000	572,000,000
Interest income recognized						1,520,000,000	1,711,000,000			875,000,000	888,000,000		68,000,000	72,000,000		308,000,000	387,000,000	248,000,000	343,000,000	21,000,000	21,000,000
Impaired financing receivable without specific allowance										2,344,000,000	858,000,000		378,000,000	16,000,000						183,000,000	182,000,000
Smaller-balance impaired consumer loans modified since January 1, 2008, dollar amount						29,200,000,000	30,300,000,000
Amounts of such outstanding modified consumer loans, including those modified prior to 2008						$ 30,100,000,000	$ 31,500,000,000